UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07660

Name of Fund: BlackRock Massachusetts Tax-Exempt Trust (MHE) (formerly, The Massachusetts Health & Education Tax-Exempt Trust)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John Perlowski, Chief Executive Officer, BlackRock Massachusetts Tax-Exempt Trust,
55 East 52nd Street, New York City, NY 10055.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31

Date of reporting period: 07/01/2013 – 06/30/2014

Item 1 – Proxy Voting Record – There were no matters relating to a portfolio security considered at any shareholder meeting held during the period ended June 30, 2014 with respect to which the registrant was entitled to vote.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-07660
Reporting Period: 07/01/2013 - 06/30/2014
BlackRock Massachusetts Tax-Exempt Trust

=================== BlackRock Massachusetts Tax-Exempt Trust ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Massachusetts Tax-Exempt Trust

By:	/s/ John Perlowski
John Perlowski
Chief Executive Officer of
BlackRock Massachusetts Tax-Exempt Trust

Date: August 27, 2014